Significant basis of preparation and accounting policies - Disclosure details of banks financial instruments pending conversion to Interest rate benchmark (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial assets at FVTOCI		₩ 39,119,789	$ 32,912,493	₩ 30,028,929
Financial assets at amortized cost		379,019,146		337,126,917
Carrying amount of financial assets		431,742,933		382,093,607
Financial liabilities at amortized cost		411,199,211		363,510,489
Nominal amount		390,720,160		₩ 353,660,429
USD | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount	[1],[2]	64,120,197
USD | Non Derivative Financial Liabilities [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial liabilities at amortized cost	[1],[2]	657,953
USD | Interest Rate Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount	[1],[2]	26,757,719
USD | Currency Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount	[1],[2]	35,169,303
USD | Interest Rate Derivative Liabilities Held For Hedging [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount	[1],[2]	2,193,175
USD | Commitment And Financial Guarantees [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount	[1],[2]	1,167
USD | Non Derivative Financial Assets [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial assets at FVTOCI	[1],[2]	662,878
Financial assets at amortized cost	[1],[2]	5,204,049
Carrying amount of financial assets	[1],[2]	5,866,927
EUR | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
EUR | Non Derivative Financial Liabilities [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial liabilities at amortized cost		0
EUR | Interest Rate Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
EUR | Currency Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
EUR | Interest Rate Derivative Liabilities Held For Hedging [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
EUR | Commitment And Financial Guarantees [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		7,374
EUR | Non Derivative Financial Assets [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial assets at FVTOCI		0
Financial assets at amortized cost		24,514
Carrying amount of financial assets		24,514
GBP | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		752,118
GBP | Non Derivative Financial Liabilities [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial liabilities at amortized cost		0
GBP | Interest Rate Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		344,854
GBP | Currency Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		407,264
GBP | Interest Rate Derivative Liabilities Held For Hedging [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
GBP | Commitment And Financial Guarantees [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
GBP | Non Derivative Financial Assets [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial assets at FVTOCI		0
Financial assets at amortized cost		134,369
Carrying amount of financial assets		134,369
JPY | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		175,422
JPY | Non Derivative Financial Liabilities [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial liabilities at amortized cost		0
JPY | Interest Rate Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
JPY | Currency Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		175,422
JPY | Interest Rate Derivative Liabilities Held For Hedging [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
JPY | Commitment And Financial Guarantees [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		1,854
JPY | Non Derivative Financial Assets [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial assets at FVTOCI		0
Financial assets at amortized cost		87,788
Carrying amount of financial assets		87,788
CHF | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		1,297
CHF | Non Derivative Financial Liabilities [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial liabilities at amortized cost		0
CHF | Interest Rate Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		1,297
CHF | Currency Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
CHF | Interest Rate Derivative Liabilities Held For Hedging [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
CHF | Commitment And Financial Guarantees [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
CHF | Non Derivative Financial Assets [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial assets at FVTOCI		0
Financial assets at amortized cost		0
Carrying amount of financial assets		0
BBSW | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		128,834
BBSW | Non Derivative Financial Liabilities [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial liabilities at amortized cost		0
BBSW | Interest Rate Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
BBSW | Currency Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
BBSW | Interest Rate Derivative Liabilities Held For Hedging [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		128,834
BBSW | Commitment And Financial Guarantees [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount		0
BBSW | Non Derivative Financial Assets [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial assets at FVTOCI		0
Financial assets at amortized cost		0
Carrying amount of financial assets		0
Interest Rate Substitution Class [Member] | USD | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount	[1]	63,690,407
Interest Rate Substitution Class [Member] | USD | Non Derivative Financial Liabilities [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial liabilities at amortized cost	[1]	574,968
Interest Rate Substitution Class [Member] | USD | Interest Rate Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount	[1]	26,327,929
Interest Rate Substitution Class [Member] | USD | Currency Related Derivative Liabilities Held For Trading [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount	[1]	35,169,303
Interest Rate Substitution Class [Member] | USD | Interest Rate Derivative Liabilities Held For Hedging [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount	[1]	2,193,175
Interest Rate Substitution Class [Member] | USD | Commitment And Financial Guarantees [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Nominal amount	[1]	0
Interest Rate Substitution Class [Member] | USD | Non Derivative Financial Assets [Member] | Financial Instruments That Have Not Completed Conversion To Interest Rate Benchmark [Member]
Disclosure Details Of Banks Financial Instruments Pending Conversion To Interest Rate Benchmark [Line Items]
Financial assets at FVTOCI	[1]	194,084
Financial assets at amortized cost	[1]	2,337,327
Carrying amount of financial assets	[1]	₩ 2,531,411

[1]	Financial instruments related to USD Libor (overnight rate, 1, 3, 6, 12 month rates) that are expired before June 30, 2023 are excluded.
[2]	For contracts that do not have an interest rate alternative clause, we are in the process of negotiating to add an interest rate alternative clause.